SHARE CAPITAL AND RESERVES - Schedule of warrants outstanding and exercisable (Details)	12 Months Ended
	Jan. 31, 2021 share $ / shares	Jan. 31, 2020 share	May 28, 2019 $ / shares	Jan. 31, 2019 share
Warrants Outstanding [Line Items]
Warrants Exercise Price | $ / shares	$ 1.00		$ 1.83
Number of Outstanding Warrants | share	11,894,746	5,694,746		5,154,045
Warrants Exercise Price Of 1.50 Expiring February 4, 2021
Warrants Outstanding [Line Items]
Expiry Date	Feb. 04, 2021
Warrants Exercise Price | $ / shares	$ 1.50
Number of Outstanding Warrants | share	1,700,000
Warrants Exercise Price Of 1.83 Expiring May 28, 2021
Warrants Outstanding [Line Items]
Expiry Date	May 28, 2021
Warrants Exercise Price | $ / shares	$ 1.83
Number of Outstanding Warrants | share	2,794,746
Warrants Exercise Price Of 1.00 Expiring December 31, 2023
Warrants Outstanding [Line Items]
Expiry Date	Dec. 31, 2023
Warrants Exercise Price | $ / shares	$ 1.00
Number of Outstanding Warrants | share	1,922,000
Warrants Exercise Price Of 1.00 Expiring January 30, 2024
Warrants Outstanding [Line Items]
Expiry Date	Jan. 30, 2024
Warrants Exercise Price | $ / shares	$ 1.00
Number of Outstanding Warrants | share	4,278,000
Warrants Exercise Price Of 1.50 Expiring May 24, 2024
Warrants Outstanding [Line Items]
Expiry Date	May 24, 2024
Warrants Exercise Price | $ / shares	$ 1.50
Number of Outstanding Warrants | share	1,200,000